Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS VARIABLE SERIES II
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0000810573_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Balanced VIP (Effective on or about May 1, 2012: DWS Global Income Builder VIP)

Effective on or about May 1, 2012, DWS Balanced VIP will change its name to DWS Global Income Builder VIP.

Effective on or about May 1, 2012, the following sections of the prospectus are supplemented as follows:

The following information replaces the existing disclosure contained in the "INVESTMENT OBJECTIVE" section of the summary section of the fund's prospectus and the "FUND DETAILS" section of the fund's prospectus:

The fund seeks to maximize income while maintaining prospects for capital appreciation.

The following information replaces the existing disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section of the fund's prospectus and the "FUND DETAILS" section of the fund's prospectus:

Main investments. The fund invests in a broad range of both traditional asset classes (such as equity and fixed income investments) and alternative asset classes (such as real estate, infrastructure, convertibles, commodities, currencies and absolute return strategies). The fund can buy many types of securities, among them common stocks, convertible securities, corporate bonds, government bonds, inflation-indexed bonds, mortgage- and asset-backed securities and exchange-traded funds (ETFs). The fund can invest in securities of any size, investment style category, or credit quality, and from any country (including emerging markets). The fund will generally invest in at least three different countries and will normally have investment exposure to foreign securities, foreign currencies and other foreign investments equal to at least 40% of the fund's net assets. The fund invests at least 25% of net assets in fixed income senior securities.

Management process. Portfolio management allocates the fund's assets among various asset categories. Portfolio management periodically reviews the fund's allocations and may adjust them based on current or anticipated market conditions or to manage risk consistent with the fund's overall investment strategy. Within each asset category, portfolio management uses one or more investment strategies for selecting equity and debt securities. Each investment strategy is managed by a team that specializes in a particular asset category, and that may use a variety of quantitative and qualitative techniques.

Derivatives. Portfolio management generally may use credit default swaps, which are a type of derivative (contracts whose value is based on, for example, indices, currencies or securities), to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio. In addition, portfolio management generally may use forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities, and futures contracts to gain exposure to different parts of the yield curve while managing overall duration, and to gain exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Please Retain This Supplement for Future Reference

DWS Global Income Builder VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000810573_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Balanced VIP (Effective on or about May 1, 2012: DWS Global Income Builder VIP)

Effective on or about May 1, 2012, DWS Balanced VIP will change its name to DWS Global Income Builder VIP.

Effective on or about May 1, 2012, the following sections of the prospectus are supplemented as follows:

The following information replaces the existing disclosure contained in the "INVESTMENT OBJECTIVE" section of the summary section of the fund's prospectus and the "FUND DETAILS" section of the fund's prospectus:

The fund seeks to maximize income while maintaining prospects for capital appreciation.

The following information replaces the existing disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section of the fund's prospectus and the "FUND DETAILS" section of the fund's prospectus:

Main investments. The fund invests in a broad range of both traditional asset classes (such as equity and fixed income investments) and alternative asset classes (such as real estate, infrastructure, convertibles, commodities, currencies and absolute return strategies). The fund can buy many types of securities, among them common stocks, convertible securities, corporate bonds, government bonds, inflation-indexed bonds, mortgage- and asset-backed securities and exchange-traded funds (ETFs). The fund can invest in securities of any size, investment style category, or credit quality, and from any country (including emerging markets). The fund will generally invest in at least three different countries and will normally have investment exposure to foreign securities, foreign currencies and other foreign investments equal to at least 40% of the fund's net assets. The fund invests at least 25% of net assets in fixed income senior securities.

Management process. Portfolio management allocates the fund's assets among various asset categories. Portfolio management periodically reviews the fund's allocations and may adjust them based on current or anticipated market conditions or to manage risk consistent with the fund's overall investment strategy. Within each asset category, portfolio management uses one or more investment strategies for selecting equity and debt securities. Each investment strategy is managed by a team that specializes in a particular asset category, and that may use a variety of quantitative and qualitative techniques.

Derivatives. Portfolio management generally may use credit default swaps, which are a type of derivative (contracts whose value is based on, for example, indices, currencies or securities), to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio. In addition, portfolio management generally may use forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings or to facilitate transactions in foreign currency denominated securities, and futures contracts to gain exposure to different parts of the yield curve while managing overall duration, and to gain exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Please Retain This Supplement for Future Reference